May 01, 2017

Securian Funds Trust

Supplement dated November 15, 2017 to the Prospectus of Securian Funds Trust dated May 1, 2017.

Sub-Adviser Change

Advantus Capital Management, Inc. (Advantus) terminated its investment sub-advisory agreement with FIAM LLC (Pyramis) effective November 19, 2017. Effective November 20, 2017, Wellington Management Company LLP (Wellington Management) will provide sub-advisory services to the Fund pursuant to a sub-advisory agreement between Advantus and Wellington Management.

Fund Name Change

As a result of the sub-adviser change from Pyramis to Wellington Management, the Fund name will change to SFT Wellington Core Equity Fund effective November 20, 2017.

Other Changes

The section entitled “Summary: SFT Pyramis® Core Equity Fund” on page 59 is replaced with the following:

Summary: SFT Wellington Core Equity Fund

SFT Wellington Core Equity Fund: Investment Objective

The Fund seeks growth of capital.

SFT Wellington Core Equity Fund: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.

Shareholder Fees

(fees paid directly from your investment)

Not Applicable

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	—	0.25%
Other Expenses	0.15%	0.15%

Total Annual Fund Operating Expenses	0.80%	1.05%

Expense Example. This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$82	$255	$444	$990
Class 2	$107	$334	$579	$1,283

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.8% of the average value of its portfolio.

SFT Wellington Core Equity Fund: Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks. The Fund invests in a diversified portfolio of common stocks of issuers located primarily in the United States. Wellington Management Company LLP (Wellington Management), the Fund’s sub-adviser, chooses the Fund’s investments using fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations. The investment process is aided by a proprietary quantitative screening process that narrows the investment universe to companies that are consistent with the Fund’s investment strategy. The Fund’s portfolio is broadly diversified by industry and company. The Fund invests in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of the S&P 500® Index. The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities.

SFT Wellington Core Equity Fund: Principal Risks

An investment in the Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:

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Active Management Risk – is the risk that the investment adviser’s or investment sub-adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

▲
Investment Strategy Risk – the risk that, if the portfolio managers’ investment decisions and strategy does not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends on the portfolio managers’ judgment about a variety of factors, such as markets, interest rates and/or the attractiveness, relative value, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The portfolio managers’ investment models may not adequately take into account certain factors, may perform differently than anticipated and may result in the Fund having a lower return than if the portfolio managers used another model or investment strategy. There is no guarantee that the strategy used by the Fund will allow the Fund to achieve its investment objective.

▲
Market Risk – is the risk that equity and debt securities are subject to adverse trends in equity and debt markets. Securities held by the Fund are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, investor perceptions of the market and defaults or volatility in securities not held by the Fund but that impact general market trends and conditions. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. In addition, market risk may affect a portfolio of equity securities of micro, small, mid, large and very large capitalization companies and/or equity securities believed by the Fund’s investment adviser or sub-adviser to be undervalued or exhibit above average sustainable earnings growth potential. As a result, a portfolio of such equity securities may underperform the market as a whole.

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Risk of Stock Investing – the risk that stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

SFT Wellington Core Equity Fund: Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.

Calendar Year Total Returns for Class 2 Shares (a)

Best Quarter (ended 4Q ’15): 5.34%
Worst Quarter (ended 3Q ’15): -8.48%

(a)	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Average Annual Total Return (for periods ending December 31, 2016)
	1 Year	5 Years	10 years	Inception
SFT Wellington Core Equity Fund — Class 1 (inception 5/1/14)	5.09%	—	—	6.51%
SFT Wellington Core Equity Fund — Class 2	4.83%	—	—	6.25%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%	—

The table and expense example on page 13, under the caption “SFT Advantus Government Money Market Fund: Fees and Expenses,” are replaced by the following:

Shareholder Fees

(fees paid directly from your investment)

Not Applicable

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.36%
Acquired Fund Fees and Expenses (1)	0.01%

Total Annual Fund Operating Expenses	0.92%
Fee Waiver and/or Expense Reimbursement (2)	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%

(1)	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

(2)	Effective November 1, 2017, Advantus Capital Management, Inc. (Advantus Capital), the Fund’s investment adviser, has contractually agreed, through April 30, 2019, to waive its “management fees” or absorb “other expenses” such that the Fund’s total annual operating expenses after such fee waiver and/or expense absorption, excluding “acquired fund fees and expenses,” will not exceed 0.70% of the average net assets of the Fund. This fee waiver and/or expense absorption renews annually for a full year unless terminated by Advantus Capital upon at least 30 days’ notice prior to the end of the contract term.

Expense Example. This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and the Fund’s operating expenses remain the same. The example further assumes that the fee waiver and/or expense reimbursement described above is in effect for only one year. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

1 Year	3 Years	5 Years	10 Years
$73	$272	$489	$1,112